Revenue - Schedule of Estimated Revenue Related to Performance Obligations (Details) $ in Millions	Dec. 31, 2019 CAD ($)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01
Estimated revenue expected to be recognized in the future related to performance obligations	$ 156.7
Performance satisfaction period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01 | Midstream service contracts
Estimated revenue expected to be recognized in the future related to performance obligations	$ 113.1
Performance satisfaction period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01 | Storage services
Estimated revenue expected to be recognized in the future related to performance obligations	$ 24.2
Performance satisfaction period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01 | Other
Estimated revenue expected to be recognized in the future related to performance obligations	$ 19.4
Performance satisfaction period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01
Estimated revenue expected to be recognized in the future related to performance obligations	$ 122.9
Performance satisfaction period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01 | Midstream service contracts
Estimated revenue expected to be recognized in the future related to performance obligations	$ 89.8
Performance satisfaction period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01 | Storage services
Estimated revenue expected to be recognized in the future related to performance obligations	$ 24.2
Performance satisfaction period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01 | Other
Estimated revenue expected to be recognized in the future related to performance obligations	$ 8.9
Performance satisfaction period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01
Estimated revenue expected to be recognized in the future related to performance obligations	$ 114.4
Performance satisfaction period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01 | Midstream service contracts
Estimated revenue expected to be recognized in the future related to performance obligations	$ 88.9
Performance satisfaction period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01 | Storage services
Estimated revenue expected to be recognized in the future related to performance obligations	$ 23.5
Performance satisfaction period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01 | Other
Estimated revenue expected to be recognized in the future related to performance obligations	$ 2.0
Performance satisfaction period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01
Estimated revenue expected to be recognized in the future related to performance obligations	$ 111.7
Performance satisfaction period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01 | Midstream service contracts
Estimated revenue expected to be recognized in the future related to performance obligations	$ 86.5
Performance satisfaction period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01 | Storage services
Estimated revenue expected to be recognized in the future related to performance obligations	$ 23.2
Performance satisfaction period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01 | Other
Estimated revenue expected to be recognized in the future related to performance obligations	$ 2.0
Performance satisfaction period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01
Estimated revenue expected to be recognized in the future related to performance obligations	$ 111.6
Performance satisfaction period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01 | Midstream service contracts
Estimated revenue expected to be recognized in the future related to performance obligations	$ 86.4
Performance satisfaction period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01 | Storage services
Estimated revenue expected to be recognized in the future related to performance obligations	$ 23.2
Performance satisfaction period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01 | Other
Estimated revenue expected to be recognized in the future related to performance obligations	$ 2.0
Performance satisfaction period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01
Estimated revenue expected to be recognized in the future related to performance obligations	$ 1,152.3
Performance satisfaction period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01 | Midstream service contracts
Estimated revenue expected to be recognized in the future related to performance obligations	$ 971.9
Performance satisfaction period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01 | Storage services
Estimated revenue expected to be recognized in the future related to performance obligations	$ 168.4
Performance satisfaction period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01 | Other
Estimated revenue expected to be recognized in the future related to performance obligations	$ 12.0
Performance satisfaction period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: (nil)
Estimated revenue expected to be recognized in the future related to performance obligations	$ 1,769.6
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: (nil) | Midstream service contracts
Estimated revenue expected to be recognized in the future related to performance obligations	1,436.6
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: (nil) | Storage services
Estimated revenue expected to be recognized in the future related to performance obligations	286.7
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: (nil) | Other
Estimated revenue expected to be recognized in the future related to performance obligations	$ 46.3